PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in amount net of liability (asset) of defined benefit, net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 934,128	R$ 668,481
Business combinations		1,994
Expenses	101,378	81,773
Sponsor contributions	(12,891)	(25,761)
Amounts recognized in OCI	(309,911)	201,660
Distribution of reserves	76,815	5,981
Balance at the end of the year	789,519	934,128
Actuarial assets per balance sheet	(165,062)	(220,939)
Actuarial liabilities per balance sheet	954,581	1,155,067
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(138,745)	68,368
Expenses	(7,349)	8,868
Sponsor contributions	(8,229)	(8,776)
Amounts recognized in OCI	(13,764)	(213,186)
Distribution of reserves	76,815	5,981
Balance at the end of the year	(91,272)	(138,745)
Actuarial assets per balance sheet	(165,062)	(220,939)
Actuarial liabilities per balance sheet	73,790	82,194
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,072,873	600,113
Business combinations		1,994
Expenses	108,727	72,905
Sponsor contributions	(4,662)	(16,985)
Amounts recognized in OCI	(296,147)	414,846
Balance at the end of the year	880,791	1,072,873
Actuarial liabilities per balance sheet	R$ 880,791	R$ 1,072,873